CONSOLIDATED BALANCE SHEETS	Sep. 30, 2017 USD ($)
Current Assets
Cash and cash equivalents	$ 252,538
Accounts receivable, net	283,406
Prepaid expenses and other current assets	173,908
Inventory	30,443
Total current assets	740,295
Notes receivable – DB Arizona	221,671
Property and equipment, net	1,706,035
Intangible assets, net	139,288
Total Assets	2,807,289
Current Liabilities
Accounts payable and accrued expenses	474,200
Interest payable	115,237
Deferred rental revenue and customer deposits	75,499
Accrued stock payable	330,000
Derivative warrant liability	5,239,000
Notes payable (net of discount)	1,280,932
Infinity Note – related party	1,370,126
Total current liabilities	8,884,994
Tenant deposits	8,854
Total Liabilities	8,893,848
Commitments and Contingencies
Stockholders’ Equity (Deficit)
Preferred stock, no par value; 5,000,000 share authorized; no shares issued and outstanding at September 30, 2017 and December 31, 2016
Common Stock, $0.001 par value; 100,000,000 shares authorized; 20,881,605 and 17,128,778 shares issued and outstanding on September 30, 2017 and December 31, 2016, respectively	20,883
Additional paid-in capital	38,894,416
Accumulated deficit	(45,001,858)
Total Stockholders’ Equity (Deficit)	(6,086,559)
Total Liabilities & Stockholders’ Equity (Deficit)	$ 2,807,289